Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2024
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 11 - SHORT-TERM AND LONG-TERM BORROWINGS

Short-term and long-term borrowings consisted of the following as of September 30, 2024 and 2023:

	2024	2023
Short-term borrowings	$1,249,765	$4,442,870
Long-term borrowings
Current portion	$-	$43,860
Non-current portion	-	5,398,849
Total long-term borrowings	$-	$5,442,709

Short-term borrowings

Short-term borrowings outstanding at September 30, 2024 and 2023 were undue factored notes receivable with recourse as shown in Note 4. These notes receivable will be expired in no more than six months from September 30, 2024 and 2023, respectively.

Long-term borrowings

No long-term borrowings were outstanding at September 30, 2024.

Long-term borrowings consisted of the following at September 30, 2023:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/09/2022	12/08/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709

Pledges and Guarantees

The Company’s bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2024	2023
Buildings, net	$24,806	$23,860
Land use right	417,411	414,738
Total	$442,217	$438,598

Interest expenses

For the years ended September 30, 2024, 2023 and 2022, total interest expense on all short-term borrowings, long-term borrowings and notes receivable factoring amounted to $176,023, $442,748 and $1,151,567, respectively.